Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (1,147,633)	$ (24,626)	$ (389,597)	$ (86,846)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-Cash Interest Expense	547,671
Depreciation Expense	1,571		752
Beneficial conversion feature				27,954
Stock Based Compensation	211,171		350,965	0
Changes in Fair Value of Derivative Liabilities	(183,425)
Gain on Debt Cancellation			(168,048)
Changes In:
Accounts Receivable	(5,000)
Accounts Receivable - Related Party	(5,003)
Inventory	(22,831)		(2,299)
Rent Deposit			(7,200)
Accounts Payable	91,303	3,068	91,118	9,102
Accounts Payable - Related Party	(1,139)	1,000	(5,061)	6,200
Accrued Professional and Legal Expenses	(5,885)		5,885
Accrued R&D Expenses	(6,250)		6,250
Accrued Interest	5,782	3,471	5,235	6,999
Accrued Interest - Related Party		1,711	2,592	857
Net Cash Used in Operating Activities	(519,668)	(15,376)	(109,408)	(35,734)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Machinery & Equipment	(3,500)
Purchase of Fixed Assets			(14,000)
Net Cash Provided by Investing Activities	(3,500)		(14,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Common Stock	140,000
Proceeds from Convertible Debentures	388,101		33,334
Proceeds from subscriptions			235,000
Proceeds from Note Payable - Related Party		15,356	42,504	35,554
Advances to related party			(40,000)
Net Cash Provided by Financing Activities	528,101	15,356	270,838	35,554
Net (Decrease) Increase in Cash	4,933	(20)	147,430	(180)
Cash at Beginning of Period	152,082	4,652	4,652	4,832
Cash at End of Period	157,015	4,632	$ 152,082	$ 4,652
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest
Franchise Taxes
Shares to be issued and loan incurred for acquisition of intangible assets	$ 612,400